20. OIL AND GAS RESERVES (Information not covered by the auditors' report) (Details)	Dec. 31, 2020 Number
Natural Gas [member]
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves	10,534	[1]
Proved undeveloped reserves	11,256	[1]
Proved reserves	21,790	[1]
Oil and LNG [member]
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves	7,761	[2]
Proved undeveloped reserves	5,765	[2]
Proved reserves	13,526	[2]
Argentina [member] | Natural Gas [member]
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves	10,534	[1]
Proved undeveloped reserves	11,256	[1]
Proved reserves	21,790	[1]
Argentina [member] | Oil and LNG [member]
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves	7,761	[2]
Proved undeveloped reserves	5,765	[2]
Proved reserves	13,526	[2]

[1]	In millions of cubic meters.
[2]	In thousands of barrels.